MAINSTAY VP FUNDS TRUST

MainStay VP MFS® Utilities Portfolio

(the “Portfolio”)

Supplement dated August 31, 2017 (“Supplement”) to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated May 1, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

Effective September 15, 2017, Scott Walker will become a portfolio manager of the Portfolio.

1.	The table in the section entitled “Management” of the Summary Prospectus and Prospectus with respect to the Portfolio is deleted in its entirety and replaced as follows:

Subadvisor	Portfolio Managers	Service Date
Massachusetts Financial Services Company	Maura Shaughnessy, Investment Officer	Since 2012
	Claud Davis, Investment Officer	Since 2014
	Scott Walker, Investment Officer	Since September 2017

2.	In the section of the Prospectus entitled “The Fund and its Management,” the subsection entitled “Portfolio Manager Biographies” is amended to add the following:

Scott Walker	Mr. Walker has managed the MainStay VP MFS® Utilities Portfolio since September 2017. He is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008. Mr. Walker holds a BA from Stanford University and an MBA from the University of Pennsylvania.

3.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 104 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Scott Walker*	MainStay VP MFS® Utilities Portfolio	0	0	0	0	0	0

* The information presented is as of July 31, 2017.

b.	As of July 31, 2017, Mr. Walker did not beneficially own securities of any MainStay VP Portfolio.

4.	In the section of the SAI entitled "Portfolio Managers" in the subsection entitled "Portfolio Manager Compensation Structure," the section pertaining to MFS is amended to add the following:

As of September 15, 2017, MFS expects the Standard & Poor's 500 Utilities Index will be used to measure Mr. Walker's performance for the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.